UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RNC Genter Dividend Income Fund
Ticker Symbol: (GDIIX)

SEMI-ANNUAL REPORT
April 30, 2015

RNC Genter Dividend Income Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Expense Example	14

This report and the financial statements contained herein are provided for the general information of the shareholders of the RNC Genter Dividend Income Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.6%
	BASIC MATERIALS – 3.3%
11,200	International Paper Co.	$601,664

	COMMUNICATIONS – 6.6%
22,200	AT&T, Inc.	769,008
14,900	Cisco Systems, Inc.	429,567
		1,198,575
	CONSUMER, CYCLICAL – 3.5%
8,100	Target Corp.	638,523

	CONSUMER, NON-CYCLICAL – 28.0%
14,200	AbbVie, Inc.	918,172
12,900	Altria Group, Inc.	645,645
9,300	Baxter International, Inc.	639,282
7,000	Johnson & Johnson	694,400
9,600	Molson Coors Brewing Co. - Class B	705,696
5,200	PepsiCo, Inc.	494,624
21,100	Pfizer, Inc.	715,923
3,600	Philip Morris International, Inc.	300,492
		5,114,234
	ENERGY – 19.8%
4,900	Chevron Corp.	544,194
9,700	ConocoPhillips	658,824
8,400	Phillips 66	666,204
9,100	Royal Dutch Shell PLC – ADR - Class A [1]	577,213
6,000	Schlumberger Ltd.[1]	567,660
11,200	TOTAL S.A. - ADR[1]	605,920
		3,620,015
	FINANCIAL – 16.5%
7,700	JPMorgan Chase & Co.	487,102
12,300	MetLife, Inc.	630,867
5,800	PNC Financial Services Group, Inc.	532,034
4,800	Travelers Cos., Inc.	485,328
16,100	Wells Fargo & Co.	887,110
		3,022,441
	INDUSTRIAL – 8.0%
34,300	General Electric Co.	928,844
5,300	United Parcel Service, Inc. - Class B	532,809
		1,461,653
	TECHNOLOGY – 11.9%
20,500	Applied Materials, Inc.	405,695
9,400	Microchip Technology, Inc.	447,957
37,500	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	916,500

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
9,200	Xilinx, Inc.	$398,912
		2,169,064
	TOTAL COMMON STOCKS (Cost $14,184,072)	17,826,169

	SHORT-TERM INVESTMENTS – 2.2%
410,509	Fidelity Institutional Prime Money Market Fund, 0.07%[2]	410,509

	TOTAL SHORT-TERM INVESTMENTS (Cost $410,509)	410,509

	TOTAL INVESTMENTS – 99.8% (Cost $14,594,581)	18,236,678
	Other Assets in Excess of Liabilities – 0.2%	35,685

	TOTAL NET ASSETS – 100.0%	$18,272,363

ADR – American Depositary Receipt
PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	28.0%
Energy	19.8%
Financial	16.5%
Technology	11.9%
Industrial	8.0%
Communications	6.6%
Consumer, Cyclical	3.5%
Basic Materials	3.3%
Total Common Stocks	97.6%
Short-Term Investments	2.2%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $14,594,581)	$18,236,678
Receivables:
Fund shares sold	14,950
Dividends and interest	43,394
Due from Advisor	1,842
Prepaid expenses	17,588
Total assets	18,314,452

Liabilities:
Payables:
Fund shares redeemed	349
Distribution fees (Note 7)	3,786
Auditing fees	7,990
Fund accounting fees	6,555
Transfer agent fees and expenses	4,805
Fund administration fees	3,350
Chief Compliance Officer fees	2,837
Custody fees	1,832
Trustees' fees and expenses	847
Accrued other expenses	9,738
Total liabilities	42,089

Net Assets	$18,272,363

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$15,007,833
Accumulated net investment loss	(5,931)
Accumulated net realized loss on investments	(371,636)
Net unrealized appreciation on investments	3,642,097
Net Assets	$18,272,363

Shares of beneficial interest issued and outstanding	1,142,564
Net asset value per share	$15.99

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $5,682)	$285,863
Interest	61
Total investment income	285,924

Expenses:
Advisory fees	86,533
Distribution fees (Note 7)	24,058
Fund administration fees	18,239
Fund accounting fees	16,350
Transfer agent fees and expenses	12,877
Legal fees	9,608
Registration fees	8,174
Shareholder reporting fees	8,134
Auditing fees	8,007
Chief Compliance Officer fees	7,465
Custody fees	6,354
Trustees' fees and expenses	2,976
Miscellaneous	2,728
Insurance fees	644

Total expenses	212,147
Advisory fees waived	(86,533)
Other expenses absorbed	(5,400)
Net expenses	120,214
Net investment income	165,710

Realized and Unrealized Gain on Investments:
Net realized loss on investments:	(368,319)
Net change in unrealized appreciation/depreciation on investments	402,724
Net realized and unrealized gain on investments	34,405

Net Increase in Net Assets from Operations	$200,115

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2015 (Unaudited)	For the Year Ended October 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$165,710	$334,644
Net realized gain (loss) on investments	(368,319)	377,865
Net change in unrealized appreciation/depreciation on investments	402,724	638,597
Net increase in net assets resulting from operations	200,115	1,351,106

Distributions to Shareholders:
From net investment income	(179,701)	(329,098)
From net realized gains	(381,214)	(422,661)
Total distributions to shareholders	(560,915)	(751,759)

Capital Transactions:
Net proceeds from shares sold	2,115,103	5,485,290
Reinvestment of distributions	483,756	653,993
Cost of shares redeemed[1]	(3,977,727)	(2,715,151)
Net increase (decrease) in net assets from capital transactions	(1,378,868)	3,424,132

Total increase (decrease) in net assets	(1,739,668)	4,023,479

Net Assets:
Beginning of period	20,012,031	15,988,552
End of period	$18,272,363	$20,012,031

Accumulated net investment income (loss)	$(5,931)	$8,060

Capital Share Transactions:
Shares sold	132,724	340,570
Shares reinvested	30,081	42,110
Shares redeemed	(252,843)	(170,683)
Net increase (decrease) from capital share transactions	(90,038)	211,997

[1]	Net of redemption fee proceeds of $4,784 and $1,554 respectively.

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Year Ended October 31, 2014	For the Year Ended October 31, 2013	For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010
Net asset value, beginning of period	$16.24		$15.67	$13.33	$12.37	$12.28	$10.89
Income from Investment Operations:
Net investment income[1]	0.14		0.30	0.28	0.28	0.30	0.31
Net realized and unrealized
gain on investments	0.07		0.96	2.60	1.36	0.71	1.39
Total from investment operations	0.21		1.26	2.88	1.64	1.01	1.70

Less Distributions:
From net investment income	(0.15)		(0.29)	(0.28)	(0.28)	(0.28)	(0.31)
From net realized gain	(0.31)		(0.40)	(0.26)	(0.40)	(0.64)	-
Total distributions	(0.46)		(0.69)	(0.54)	(0.68)	(0.92)	(0.31)

Redemption fee proceeds	- [2]		- [2]	- [2]	- [2]	- [2]	-

Net asset value, end of period	$15.99		$16.24	$15.67	$13.33	$12.37	$12.28

Total Return[3]	1.25%	[4]	8.33%	22.19%	13.89%	8.52%	15.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,272		$20,012	$15,989	$10,152	$3,899	$1,951

Ratio of expenses to average net assets:
Before fees waived	2.20%	[5]	2.24%	2.57%	3.47%	7.84%	10.52%
After fees waived	1.25%	[5]	1.25%	1.25%	1.25%	1.25%	1.29%
Ratio of net investment income (loss) to average net assets:
Before fees waived	0.77%	[5]	0.86%	0.63%	(0.07)%	(4.11)%	(6.63)%
After fees waived	1.72%	[5]	1.85%	1.95%	2.15%	2.48%	2.60%

Portfolio turnover rate	18%	[4]	14%	21%	34%	30%	32%

[1]	Based on average shares outstanding.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (Unaudited)

Note 1 – Organization
RNC Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with RNC Genter Capital Management (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. Effective January 1, 2010, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or acquisition or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets. This agreement is in effect until March 1, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. Prior to January 1, 2010, the Advisor contractually agreed to limit annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or acquisition or extraordinary expenses such as litigation expenses) to 1.50% of the Fund’s average daily net assets.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

For the six months ended April 30, 2015, the Advisor waived all of its advisory fees $86,533 and absorbed other expenses of $5,400. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  At April 30, 2015, the amount of these potentially recoverable expenses was $592,712.  The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

2015	$ 153,916
2016	168,514
2017	178,349
2018	91,933

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended April 30, 2015, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 2014, Cipperman & Co. provided CCO services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$14,598,522

Gross unrealized appreciation	$3,746,802
Gross unrealized depreciation	(108,646)
Net unrealized appreciation	$3,638,156

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$8,692
Undistributed long-term capital gains	381,206
Accumulated earnings	389,898

Accumulated capital and other losses	-
Net unrealized appreciation	3,235,432
Total accumulated earnings	$3,625,330

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2014 and October 31, 2013 were as follows:

Distribution paid from:	2014	2013
Ordinary income	$417,795	$247,374
Long-term capital gains	333,964	194,394
Total distributions paid	$751,759	$441,768

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2015, the Fund received $4,784 in redemption fees.

Note 6 – Investment Transactions
For the six months ended April 30, 2015 purchases and sales of investments, excluding short-term investments, were $3,340,675 and $4,637,562 respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to IMST Distributors, LLC.

For the six months ended April 30, 2015, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$17,826,169	$-	$-	$17,826,169
Short-Term Investments	410,509	-	-	410,509
Total Investments	$18,236,678	$-	$-	$18,236,678

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

RNC Genter Dividend Income Fund
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	11/1/14	4/30/15	11/1/14 – 4/30/15
Actual Performance	$1,000.00	$1,012.50	$6.24
Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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RNC Genter Dividend Income Fund
A series of Investment Managers Series Trust

Investment Advisor
RNC Genter Capital Management LLC
11601 Wilshire Boulevard
Twenty-fifth Floor
Los Angeles, California 90025

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
RNC Genter Dividend Income Fund	GDIIX	461 418 865

Privacy Principles of the RNC Genter Dividend Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the RNC Genter Dividend Income Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 5GENTER or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 5GENTER or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (877) 5GENTER. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

RNC Genter Dividend Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 5GENTER

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/7/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/7/15

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/7/15